Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property and equipment	¥ 716,071		¥ 1,121,715
Payable for R&D expenses	396,124		694,081
Payables for marketing events	381,542		436,610
Salaries and benefits payable	398,195		344,922
Advance from customers	467,277		297,096
Accrued expenses	234,670		246,121
Current portion of deferred revenue	284,751		189,172
Warranty liabilities	230,333		120,161
Interest payables	81,055		105,940
Current portion of deferred construction allowance	67,685		84,495
Current portion of finance lease liabilities	31,033		40,334
Payables for traveling expenses of employees	13,064		17,685
Investment deposit from investors	0		154,643
Other payables	224,394		363,666
Total	¥ 3,526,194	$ 519,351	¥ 4,216,641